Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Accounts receivable, net
Subtotal	¥ 622,352		¥ 494,093
Allowance for doubtful accounts:
Balance at beginning of the year	(32,289)		(52,776)
Provision	70,427	$ 10,211	(17,118)	¥ (9,131)
Balance at end of the year	(50,038)		(32,289)	(52,776)
Total	567,730		459,128		$ 82,313
Trade Accounts Receivable
Allowance for doubtful accounts:
Balance at beginning of the year	(34,965)		(19,961)
(Collected)/ Write-offs	1,506		(11,788)
Provision	(21,163)		(3,216)
Balance at end of the year	(54,622)		(34,965)	¥ (19,961)
Other trade receivables
Accounts receivable, net
Subtotal	190,694		2,482
Others
Accounts receivable, net
Subtotal	192,025		258,154
Receivables for logistics and warehousing services rendered
Accounts receivable, net
Subtotal	¥ 239,633		¥ 233,457